Operating Lease - Schedule of Operating Lease Related Assets and Liabilities and Other Information (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Schedule of Operating Lease Related Assets and Liabilities and Other Information [Abstract]
Right of use assets, net	$ 1,116,224	$ 1,680,547
Operating lease liabilities, current	771,196	761,904
Operating lease liabilities, noncurrent	214,485	1,003,943
Total operating lease liabilities	985,681	1,765,847
Operating cash flows used in operating leases	$ 814,310	$ 762,963	$ 223,122
Weighted average remaining lease term (years)	1 year 6 months 3 days	2 years 5 months 19 days	6 months 21 days
Weighted average discount rate	4.75%	4.74%	4.75%